LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2012
LAND USE RIGHTS, NET [Abstract]
LAND USE RIGHTS, NET
8.	LAND USE RIGHTS, NET

Land use rights, net consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB

Land use rights	30,287	30,287
Less: accumulated amortization	(3,630)	(4,238)

Land use rights, net	26,657	26,049

Amortization expenses for land use rights totaled RMB609, RMB608 and RMB608 for the years ended December 31, 2010, 2011 and 2012, respectively. Future amortization expenses are RMB608 per year for each of the next five years through December 31, 2017.